UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 94.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.2%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	$224	$224,297
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	450	453,375
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	396	395,753
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	341	342,299
Term Loan, 6.25%, Maturing November 2, 2018	154	155,176
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	147	149,252
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	698	366,698
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	769	772,873
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,477	3,458,167
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	707	695,052
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,706	5,697,107

		$12,710,049

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)	$54	$42,848

		$42,848

Automotive — 3.4%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$599	$599,996
Allison Transmission, Inc.
Term Loan, 3.19%, Maturing August 7, 2017	701	704,667
Term Loan, 3.75%, Maturing August 23, 2019	1,878	1,881,420
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	1,194	1,204,840
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	2,786	2,809,836
Federal-Mogul Corporation
Term Loan, 2.12%, Maturing December 29, 2014	638	628,648
Term Loan, 2.12%, Maturing December 28, 2015	2,406	2,369,082
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,975	4,007,297
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018	645	649,963
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	425	427,019
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	1,309	1,312,977
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020	1,199	1,203,371

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019	$420	$420,737
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	1,517	1,514,530

		$19,734,383

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020	$449	$446,841

		$446,841

Building and Development — 0.9%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$675	$671,288
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020	174	173,799
CPG International Inc.
Term Loan, Maturing September 30, 2020(4)	400	398,250
Preferred Proppants, LLC
Term Loan, 11.75%, Maturing December 15, 2016	345	240,463
Quikrete Holdings, Inc.
Term Loan, Maturing September 25, 2020(4)	625	627,244
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,995	2,000,612
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020	249	250,823
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	716	718,202
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	297	298,856

		$5,379,537

Business Equipment and Services — 8.5%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	$1,865	$1,873,744
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	2,848	2,863,740
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	488	490,257
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	1,033	1,012,598
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	646	651,397
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	545	551,306
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,343	1,334,855
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	305	306,462
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018	77	77,016
Term Loan, 6.25%, Maturing October 23, 2018	319	320,902
Brickman Group Holdings Inc.
Term Loan, 3.26%, Maturing October 14, 2016	634	636,675
Term Loan, 4.00%, Maturing September 28, 2018	800	803,008
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	488	490,843
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	223	222,871
Ceridian Corp.
Term Loan, 4.43%, Maturing May 9, 2017	750	751,250

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
ClientLogic Corporation
Term Loan, 7.02%, Maturing January 30, 2017	$1,132	$1,126,596
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	248	248,738
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,292	1,279,636
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,508	1,482,267
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 11, 2019	2,493	2,504,963
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,735	3,743,700
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	925	944,970
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020	1,534	1,534,875
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019	1,792	1,799,721
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	372	375,599
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017	516	517,741
Information Resources, Inc.
Term Loan, Maturing September 30, 2020(4)	775	771,125
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	1,349	1,350,811
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018	249	250,414
Jason Incorporated
Term Loan, 5.02%, Maturing February 28, 2019	268	268,201
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017	1,366	1,372,383
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	769	773,995
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	1,519	1,511,294
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020	275	275,688
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	618	618,913
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019	250	248,875
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018	2,084	2,086,946
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	341	339,224
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017	794	774,811
Term Loan, 4.44%, Maturing January 31, 2017	966	945,214
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017	452	454,374
Term Loan, 4.00%, Maturing March 9, 2020	3,657	3,678,338
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	481	486,898
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019	1,784	1,796,172

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	$52	$52,670
Term Loan, 6.00%, Maturing July 28, 2017	267	269,085
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018	3,077	3,078,942

		$49,350,103

Cable and Satellite Television — 3.5%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019	$917	$913,552
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018	197	197,739
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	2,290	2,291,735
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	723	717,199
Term Loan, 3.00%, Maturing January 4, 2021	1,322	1,310,655
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	186	185,881
CSC Holdings, Inc.
Term Loan, 2.68%, Maturing April 17, 2020	1,820	1,802,803
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019	2,675	2,680,015
MCC Iowa LLC
Term Loan, 1.89%, Maturing January 30, 2015	1,884	1,872,862
Term Loan, 3.25%, Maturing January 29, 2021	524	520,578
Media Holdco, LP
Term Loan, 7.25%, Maturing July 24, 2018	919	923,903
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017	400	391,400
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021	175	176,203
Term Loan, 3.25%, Maturing June 30, 2021	1,753	1,745,062
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 8, 2020	4,250	4,235,244
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019	496	497,180

		$20,462,011

Chemicals and Plastics — 3.5%
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	$77	$76,861
Term Loan, 4.50%, Maturing October 3, 2019	148	148,137
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020	1,397	1,398,246
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020	2,886	2,898,641
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017	1,114	1,125,126
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018	321	323,345
Huntsman International, LLC
Term Loan, 2.71%, Maturing April 19, 2017	1,180	1,182,395
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018	3,064	3,036,398
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020	399	399,873
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018	1,388	1,397,058

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020	$350	$349,340
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	500	497,500
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	129	129,922
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,061	2,075,277
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	748	747,657
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	2,045	2,060,212
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,186	2,113,218
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020	70	70,575

		$20,029,781

Clothing/Textiles — 0.0%(3)
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019	$169	$170,346

		$170,346

Conglomerates — 0.6%
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016	$928	$917,762
Term Loan, 5.50%, Maturing October 18, 2017	665	659,057
Spectrum Brands, Inc.
Term Loan, 4.53%, Maturing December 17, 2019	1,943	1,951,998

		$3,528,817

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 2.18%, Maturing April 3, 2015	$1,775	$1,774,302
Term Loan, 3.50%, Maturing February 7, 2020	3,164	3,138,404
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	1,315	1,323,282
Pact Group (USA), Inc.
Term Loan, 3.75%, Maturing May 29, 2020	798	788,524
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	198	198,240
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	1,708	1,715,435
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	297	298,361

		$9,236,548

Cosmetics/Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	$481	$483,945
Revlon Consumer Products Corporation
Term Loan, Maturing August 19, 2019(4)	725	723,187
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,144	1,110,876

		$2,318,008

Drugs — 2.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	$198	$198,579
Aptalis Pharma, Inc.
Term Loan, 6.25%, Maturing February 10, 2017	1,024	1,025,992
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	317	320,491

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Catalent Pharma Solutions Inc.
Term Loan, 3.68%, Maturing September 15, 2016	$2,239	$2,247,771
Term Loan, 4.25%, Maturing September 15, 2017	744	747,400
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	370	372,627
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	1,591	1,588,184
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	2,880	2,884,240
Term Loan, 3.75%, Maturing December 11, 2019	988	988,734
Term Loan, 4.50%, Maturing August 5, 2020	2,729	2,752,831
Warner Chilcott Corporation
Term Loan, 5.50%, Maturing March 15, 2018	263	264,024
Term Loan, 5.50%, Maturing March 15, 2018	605	606,476
WC Luxco S.a.r.l.
Term Loan, 5.50%, Maturing March 15, 2018	477	477,917

		$14,475,266

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	$4,223	$4,229,147
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	248	248,125

		$4,477,272

Electronics/Electrical — 7.5%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	$694	$700,246
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	350	351,641
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	684	687,640
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,699	1,707,795
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019	1,500	1,504,688
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	450	453,375
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	1,463	1,465,919
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	424	423,054
Dell Inc.
Term Loan, Maturing October 31, 2018(4)	1,050	1,045,079
Term Loan, Maturing April 30, 2020(4)	5,800	5,713,603
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	616	617,229
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	1,271	1,275,027
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	923	924,481
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020	224	225,934
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	1,592	1,600,748
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	1,953	1,950,026
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	674	677,688
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	3,113	3,128,341
Term Loan, 3.75%, Maturing June 3, 2020	247	245,400

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	$995	$998,731
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,668	1,687,448
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	604	605,058
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,268	1,288,097
Term Loan, 4.75%, Maturing January 11, 2020	943	958,786
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	272	273,611
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	221	221,525
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	373	369,618
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	3,579	3,611,527
SafeNet Inc.
Term Loan, 2.68%, Maturing April 12, 2014	85	84,852
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	606	609,443
Serena Software, Inc.
Term Loan, 4.18%, Maturing March 10, 2016	1,648	1,615,093
Shield Finance Co. S.a.r.l.
Term Loan, 6.50%, Maturing May 10, 2019	967	947,213
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	257	260,903
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	400	384,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,039	1,044,666
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	50	49,996
Term Loan, 3.50%, Maturing June 7, 2019	483	483,998
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019	224	223,315
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	587	585,062
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	299	300,918
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	47	47,009
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	498	499,366
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	571	573,883
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	530	533,903
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	449	448,875

		$43,404,810

Equipment Leasing — 0.3%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	$1,458	$1,457,422

		$1,457,422

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 4.0%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	$300	$301,500
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 11, 2020	374	372,426
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	475	475,000
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	1,030	1,030,599
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	273	274,555
First Data Corporation
Term Loan, 4.18%, Maturing March 24, 2017	500	498,375
Term Loan, 4.18%, Maturing March 23, 2018	2,830	2,810,066
Term Loan, 4.18%, Maturing September 24, 2018	1,125	1,118,953
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	923	921,733
Guggenheim Partners, LLC
Term Loan, 4.00%, Maturing July 17, 2020	500	502,375
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	328	328,843
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	1,327	1,336,999
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	599	605,233
LPL Holdings, Inc.
Term Loan, 2.68%, Maturing March 29, 2017	250	249,180
Term Loan, 3.25%, Maturing March 29, 2019	1,920	1,915,439
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	318	320,481
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	804	809,187
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	224	224,201
Nuveen Investments, Inc.
Term Loan, 4.18%, Maturing May 15, 2017	2,765	2,741,786
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	450	447,750
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,617	1,639,865
Oz Management LP
Term Loan, 1.68%, Maturing November 15, 2016	640	597,001
RPI Finance Trust
Term Loan, 4.00%, Maturing November 9, 2018	415	417,420
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,147	1,146,266
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017	696	697,454
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,228	1,241,435

		$23,024,122

Food Products — 4.0%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$620	$624,577
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019	644	647,936
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	550	546,906

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	$2,949	$2,945,827
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020	896	895,314
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	5,536	5,564,154
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	733	738,215
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	2,950	2,939,012
Term Loan, 3.75%, Maturing September 18, 2020	975	970,125
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,202	1,211,663
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	3,727	3,741,863
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	2,040	2,025,982
Term Loan, Maturing April 29, 2020(4)	425	422,698

		$23,274,272

Food Service — 4.2%
Aramark Corporation
Term Loan, 3.68%, Maturing July 26, 2016	$48	$48,449
Term Loan, 3.68%, Maturing July 26, 2016	216	216,711
Term Loan, 3.71%, Maturing July 26, 2016	2,667	2,674,793
Term Loan, 3.75%, Maturing July 26, 2016	898	900,551
Term Loan, 4.00%, Maturing September 9, 2019	1,325	1,330,996
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)	84	84,392
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019	1,015	1,018,918
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	1,112	1,118,441
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020	3,320	3,316,558
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018	1,817	1,832,762
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018	1,319	1,328,935
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	1,268	1,267,500
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019	198	199,856
Pacific Industrial Services US Finco LLC
Term Loan, Maturing September 24, 2018(4)	825	828,094
Sagittarius Restaurants, LLC
Term Loan, 6.26%, Maturing October 1, 2018	322	322,724
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	150	149,687
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	3,466	3,458,732
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020	3,284	3,225,372
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019	1,160	1,159,221

		$24,482,692

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food/Drug Retailers — 1.2%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016	$226	$226,789
Term Loan, 4.75%, Maturing March 21, 2019	397	397,200
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018	2,918	2,935,133
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019	223	225,906
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	1,269	1,272,326
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	256,312
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019	1,490	1,487,853

		$6,801,519

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	$299	$302,243

		$302,243

Health Care — 10.0%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	$222	$223,426
Term Loan, 4.25%, Maturing June 30, 2017	246	247,467
Term Loan, 4.25%, Maturing June 30, 2017	1,176	1,184,820
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	648	649,185
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020	1,299	1,313,856
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	769	774,476
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019	223	225,825
Biomet Inc.
Term Loan, 3.70%, Maturing July 25, 2017	4,495	4,513,475
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	91	91,261
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019	1,065	1,074,481
Community Health Systems, Inc.
Term Loan, 3.76%, Maturing January 25, 2017	3,233	3,238,152
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	524	528,720
CRC Health Corporation
Term Loan, 4.68%, Maturing November 16, 2015	1,443	1,450,709
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019	1,538	1,546,836
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,384	1,391,246
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	978	937,853
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,397	1,397,595
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	282	281,909
Term Loan, 4.25%, Maturing August 31, 2020	927	926,829
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	1,291	1,301,439
HCA, Inc.
Term Loan, 3.00%, Maturing March 31, 2017	5,147	5,146,116
Term Loan, 2.93%, Maturing May 1, 2018	425	424,823

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	$4,087	$4,092,007
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	807	811,446
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	804	810,517
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,340	1,311,782
Term Loan, 7.75%, Maturing May 15, 2018	333	326,405
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	489	488,542
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,340	1,350,476
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	247	244,406
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	218	218,430
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	308	309,366
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	320	321,638
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	232	233,627
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	1,668	1,679,093
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	1,997	2,011,600
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	1,531	1,542,344
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	2,853	2,866,515
PRA Holdings, Inc.
Term Loan, Maturing September 21, 2020(4)	800	798,875
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	842	844,500
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	550	552,494
Select Medical Corporation
Term Loan, 3.53%, Maturing February 13, 2016	422	423,394
Term Loan, 4.00%, Maturing June 1, 2018	678	681,296
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	296	297,404
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	675	656,012
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	709	662,623
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	817	819,313
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019	150	151,125
Universal Health Services, Inc.
Term Loan, 2.43%, Maturing November 15, 2016	1,014	1,020,155
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	980	981,517
VWR Funding, Inc.
Term Loan, 4.18%, Maturing April 3, 2017	620	621,088
Term Loan, 4.43%, Maturing April 3, 2017	1,695	1,694,649

		$57,693,138

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Home Furnishings — 0.6%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	$794	$797,309
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,847	2,828,593

		$3,625,902

Industrial Equipment — 2.5%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	$164	$164,436
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	3,836	3,853,719
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019	298	298,197
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	1,100	1,091,444
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020	1,925	1,911,365
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018	465	465,636
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	1,480	1,482,107
International Equipment Solutions, LLC
Term Loan, 6.75%, Maturing August 13, 2019	450	445,781
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	61	61,503
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	224	223,968
Rexnord LLC
Term Loan, 4.00%, Maturing August 20, 2020	2,800	2,772,000
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	371	374,170
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	940	937,940
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	261	263,946

		$14,346,212

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$1,737	$1,748,802
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	1,943	1,954,999
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016	495	497,605
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	5,786	5,741,352
Term Loan, 3.50%, Maturing July 8, 2020	549	530,281
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	487	490,126
Compass Investors Inc.
Term Loan, 5.00%, Maturing December 27, 2019	2,042	2,054,888
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	274	273,112
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	472	471,159
Hub International Limited
Term Loan, 3.62%, Maturing June 13, 2017	3,066	3,071,953
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	1,347	1,350,833

		$18,185,110

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 4.7%
Activision Blizzard, Inc.
Term Loan, Maturing September 11, 2020(4)	$2,150	$2,152,687
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	1,294	1,290,266
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,601,689
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	1,742	1,745,400
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	518	519,394
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	3,483	3,519,828
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	424	426,985
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	599	601,867
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	241	241,227
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	525	523,359
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	173	172,998
Regal Cinemas, Inc.
Term Loan, 2.70%, Maturing August 23, 2017	2,529	2,530,343
Revolution Studios Distribution Company, LLC
Term Loan, 3.93%, Maturing December 21, 2014	391	346,951
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	645	649,399
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)	1,900	1,887,278
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,536	1,520,420
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018	1,646	1,662,194
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,020	1,007,038
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	426	431,034
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	249	248,907
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,550	1,544,834
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	2,486	2,492,453

		$27,116,551

Lodging and Casinos — 2.3%
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020(4)	$800	$801,400
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	300	300,125
Caesars Entertainment Operating Company
Term Loan, 5.43%, Maturing January 26, 2018	1,155	1,049,570
Four Seasons Holdings Inc.
Term Loan, 4.25%, Maturing June 27, 2020	400	404,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Hilton Worldwide Finance, LLC
Term Loan, Maturing September 23, 2020(4)	$5,025	$5,025,523
Las Vegas Sands LLC
Term Loan, 2.68%, Maturing November 23, 2016	1,082	1,082,208
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	1,935	1,931,227
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	633	634,336
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	623	624,996
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019	300	302,437
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020	338	337,750
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	690	692,086

		$13,185,658

Nonferrous Metals/Minerals — 2.1%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,418	$1,357,970
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	2,450	2,388,166
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	274	282,518
Fairmount Minerals LTD
Term Loan, 4.31%, Maturing March 15, 2017	250	250,313
Term Loan, 5.00%, Maturing September 5, 2019	1,250	1,253,899
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	200	199,562
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	493	464,797
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,682	2,689,926
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	272	273,599
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	569	515,171
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	2,603	2,507,448

		$12,183,369

Oil and Gas — 2.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$1,467	$1,471,097
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,100	1,105,500
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	73	73,993
Term Loan, 9.00%, Maturing June 23, 2017	1,058	1,081,385
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	503	511,283
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	585	588,697
Fieldwood Energy LLC
Term Loan, Maturing September 28, 2018(4)	500	500,250
Term Loan - Second Lien, Maturing September 30, 2020(4)	350	350,219
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,250	3,267,974

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	$813	$816,476
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	243	242,773
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	1,425	1,430,166
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	977	979,407
Term Loan, 5.00%, Maturing September 25, 2019	79	79,270
Term Loan, 5.00%, Maturing September 25, 2019	129	129,779
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	562	567,465
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	896	877,590

		$14,073,324

Publishing — 3.6%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	$398	$394,766
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	700	701,750
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	1,253	1,251,059
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,350	2,996,573
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	2,177	2,172,728
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	4,438	4,454,701
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	423	428,689
Media General Inc.
Term Loan, 0.00%, Maturing July 31, 2020(5)	700	702,619
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014	91	91,039
Merrill Communications, LLC
Term Loan, 7.31%, Maturing March 8, 2018	373	375,613
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	225	226,266
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014	309	260,914
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014	78	76,316
Nielsen Finance LLC
Term Loan, 2.93%, Maturing May 2, 2016	2,379	2,388,175
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	549	538,681
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing July 31, 2020	675	671,625
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	28	27,094
Term Loan, 8.00%, Maturing September 29, 2014	112	109,470
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	2,829	2,839,218

		$20,707,296

Radio and Television — 2.4%
Clear Channel Communications, Inc.
Term Loan, 3.83%, Maturing January 29, 2016	$154	$145,190
Term Loan, 6.93%, Maturing January 30, 2019	453	419,475

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	$1,944	$1,961,662
Entercom Radio, LLC
Term Loan, 5.03%, Maturing November 23, 2018	205	206,617
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020	2,375	2,348,281
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017	951	957,120
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	241	242,723
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	246	246,703
Local TV Finance, LLC
Term Loan, 4.18%, Maturing May 7, 2015	674	679,124
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019	200	200,317
Term Loan, Maturing September 24, 2020(4)	208	209,245
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019	472	473,827
Term Loan, Maturing September 30, 2020(4)	42	41,849
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020	1,393	1,385,164
Term Loan, Maturing February 5, 2020(4)	325	322,969
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017	440	439,875
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020	224	223,349
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	375	385,781
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 2, 2020	498	493,691
Term Loan, 4.50%, Maturing March 2, 2020	2,789	2,781,659

		$14,164,621

Retailers (Except Food and Drug) — 3.6%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019	$983	$986,303
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019	1,655	1,662,251
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020	1,194	1,178,824
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	620	623,414
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019	321	322,149
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	1,675	1,694,681
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018	1,777	1,775,800
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	2,112	2,113,205
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,272	1,276,128
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018	395	396,975
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018	2,828	2,825,463
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019	248	249,056

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019	$744	$744,605
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018	224	225,414
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	1,483	1,486,616
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018	841	841,097
Term Loan, 4.25%, Maturing August 7, 2019	272	273,356
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	575	575,000
Toys ‘R’ US Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	1,025	1,013,682
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	594	578,707

		$20,842,726

Steel — 1.6%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014	$520	$526,897
FMG Resources (August 2006) Pty Ltd.
Term Loan, 5.25%, Maturing October 18, 2017	3,368	3,386,479
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	1,334	1,333,134
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	1,798	1,804,106
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	772	771,562
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing December 31, 2013	400	400,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	152	150,912
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	1,125	1,125,447

		$9,498,537

Surface Transport — 0.7%
Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018	$1,000	$996,250
Term Loan, 3.00%, Maturing March 11, 2018	1,145	1,140,765
Term Loan, 3.75%, Maturing March 12, 2018	893	895,148
Swift Transportation Co. Inc.
Term Loan, 2.93%, Maturing December 21, 2016	689	693,158
Term Loan, 4.00%, Maturing December 21, 2017	593	597,253

		$4,322,574

Telecommunications — 3.2%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	$1,570	$1,560,300
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	199	198,876
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	248	248,435
Term Loan, 4.75%, Maturing March 9, 2020	2,095	2,098,116
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	1,509	1,497,681
Intelsat Jackson Holdings S.A.
Term Loan, 4.25%, Maturing April 2, 2018	6,342	6,367,936
Mitel US Holdings, Inc.
Term Loan, 7.00%, Maturing February 27, 2019	373	375,923

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	$162	$162,781
Term Loan, 3.75%, Maturing September 27, 2019	73	73,467
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	654	654,700
Term Loan, 4.00%, Maturing April 23, 2019	864	865,463
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	3,837	3,826,995
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	444	446,206

		$18,376,879

Utilities — 2.3%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	$1,320	$1,327,985
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	574	563,406
Term Loan, 3.25%, Maturing January 31, 2022	224	221,071
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	464	466,054
Term Loan, 4.00%, Maturing April 2, 2018	2,779	2,786,328
Term Loan, 4.00%, Maturing October 9, 2019	421	421,802
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	537	537,004
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	299	300,621
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	351	352,993
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	252	254,677
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	4,365	4,344,198
Power Team Services, LLC
Term Loan, 0.00%, Maturing May 6, 2020(5)	19	19,250
Term Loan, 4.25%, Maturing May 6, 2020	155	153,615
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018	248	254,948
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.71%, Maturing October 10, 2017	2,261	1,526,324

		$13,530,276

Total Senior Floating-Rate Interests (identified cost $547,243,407)		$546,961,063

Corporate Bonds & Notes — 1.9%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20	$1,475	$1,482,375
Ineos Finance PLC
8.375%, 2/15/19(6)	575	636,094
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(6)	725	723,187

		$2,841,656

Security	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,941,844
Smurfit Kappa Acquisitions
4.875%, 9/15/18(6)	225	226,125

		$2,167,969

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(6)	$650	$676,000

		$676,000

Health Care — 0.2%
Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,071,000

		$1,071,000

Industrial Equipment — 0.0%(3)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(7)	$39	$28,106

		$28,106

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	$1,125	$1,038,516
9.00%, 2/15/20	625	590,625

		$1,629,141

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19	$181	$178,285
Univision Communications, Inc.
6.75%, 9/15/22(6)	425	450,500

		$628,785

Telecommunications — 0.1%
Virgin Media Secure Finance PLC
5.375%, 4/15/21(6)	$500	$490,000
Wind Acquisition Finance SA
6.50%, 4/30/20(6)	250	257,500

		$747,500

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(6)	$1,327	$1,403,302

		$1,403,302

Total Corporate Bonds & Notes (identified cost $11,068,500)		$11,193,459

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(7)(8)	15,250	$564,250

		$564,250

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2)(7)(8)	776	$4,462

		$4,462

Security	Shares	Value
Lodging and Casinos — 0.3%
Affinity Gaming, LLC(2)(7)(8)	41,797	$501,565
Tropicana Entertainment, Inc.(2) (7) (8)	71,982	1,072,532

		$1,574,097

Publishing — 0.2%
ION Media Networks, Inc.(2)(7)	399	$252,886
MediaNews Group, Inc.(2)(7)(8)	45,600	956,691

		$1,209,577

Total Common Stocks (identified cost $2,458,564)		$3,352,386

Total Investments — 96.9% (identified cost $560,770,471)		$561,506,908

Less Unfunded Loan Commitments — (0.1)%		$(719,444)

Net Investments — 96.8% (identified cost $560,051,027)		$560,787,464

Other Assets, Less Liabilities — 3.2%		$18,466,810

Net Assets — 100.0%		$579,254,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after September 30, 2013, at which time the interest rate will be determined.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $4,862,708 or 0.8% of the Fund’s net assets.

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$560,053,358

Gross unrealized appreciation	$3,744,205
Gross unrealized depreciation	(3,010,099)

Net unrealized appreciation	$734,106

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$545,747,681	$493,938	$546,241,619
Corporate Bonds & Notes	—	11,165,353	28,106	11,193,459
Common Stocks	—	564,250	2,788,136	3,352,386
Total Investments	$—	$557,477,284	$3,310,180	$560,787,464

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2013 is not presented.

At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	5,986	$703,355
Honeywell International, Inc.	6,085	505,299
United Technologies Corp.	6,249	673,767

		$1,882,421

Airlines — 0.6%
Delta Air Lines, Inc.	12,992	$306,481

		$306,481

Automobiles — 0.8%
Volkswagen AG, PFC Shares	1,609	$379,372

		$379,372

Biotechnology — 1.8%
Gilead Sciences, Inc.(1)	13,518	$849,471

		$849,471

Capital Markets — 4.2%
Goldman Sachs Group, Inc. (The)	3,300	$522,093
Invesco, Ltd.	14,966	477,415
Morgan Stanley	37,003	997,231

		$1,996,739

Chemicals — 2.6%
CF Industries Holdings, Inc.	1,907	$402,053
LyondellBasell Industries NV, Class A	11,751	860,526

		$1,262,579

Commercial Banks — 8.2%
KeyCorp	42,035	$479,199
PNC Financial Services Group, Inc. (The)	10,328	748,264
Regions Financial Corp.	73,183	677,674
SunTrust Banks, Inc.	21,544	698,456
Wells Fargo & Co.	32,234	1,331,909

		$3,935,502

Communications Equipment — 1.0%
Cisco Systems, Inc.	19,505	$456,807

		$456,807

Computers & Peripherals — 2.2%
EMC Corp.	29,602	$756,627
NCR Corp.(1)	7,236	286,618

		$1,043,245

Consumer Finance — 3.0%
American Express Co.	9,374	$707,925
Discover Financial Services	14,143	714,787

		$1,422,712

Diversified Financial Services — 5.5%
Citigroup, Inc.	27,300	$1,324,323
JPMorgan Chase & Co.	25,655	1,326,107

		$2,650,430

1

Security	Shares	Value
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	13,157	$444,970
Verizon Communications, Inc.	9,374	437,391

		$882,361

Electric Utilities — 2.8%
American Electric Power Co., Inc.	11,348	$491,936
NextEra Energy, Inc.	10,361	830,538

		$1,322,474

Electrical Equipment — 0.7%
Eaton Corp. PLC	4,672	$321,620

		$321,620

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	16,446	$239,947

		$239,947

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	6,249	$552,162

		$552,162

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	14,242	$808,233

		$808,233

Food Products — 2.2%
Kraft Foods Group, Inc.	5,032	$263,878
Mondelez International, Inc., Class A	10,690	335,880
Nestle SA	6,480	451,877

		$1,051,635

Health Care Equipment & Supplies — 1.8%
Covidien PLC	5,920	$360,765
Stryker Corp.	7,401	500,233

		$860,998

Industrial Conglomerates — 2.2%
General Electric Co.	43,417	$1,037,232

		$1,037,232

Insurance — 5.3%
ACE, Ltd.	5,920	$553,875
Aflac, Inc.	8,683	538,259
MetLife, Inc.	17,268	810,733
Travelers Companies, Inc. (The)	7,401	627,383

		$2,530,250

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	506	$443,210

		$443,210

IT Services — 0.7%
International Business Machines Corp.	1,849	$342,398

		$342,398

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	5,920	$545,528

		$545,528

Machinery — 1.5%
Caterpillar, Inc.	8,691	$724,569

		$724,569

2

Security	Shares	Value
Media — 3.1%
Comcast Corp., Class A	14,012	$632,642
Walt Disney Co. (The)	12,926	833,597

		$1,466,239

Multi-Utilities — 1.9%
Sempra Energy	10,690	$915,064

		$915,064

Multiline Retail — 1.7%
Dollar General Corp.(1)	4,901	$276,711
Macy’s, Inc.	12,630	546,500

		$823,211

Oil, Gas & Consumable Fuels — 14.1%
Anadarko Petroleum Corp.	6,282	$584,163
Chevron Corp.	11,348	1,378,782
ConocoPhillips	13,814	960,211
EOG Resources, Inc.	4,736	801,710
Marathon Oil Corp.	23,715	827,179
Occidental Petroleum Corp.	13,650	1,276,821
Phillips 66	15,623	903,322

		$6,732,188

Pharmaceuticals — 8.8%
Merck & Co., Inc.	23,338	$1,111,122
Pfizer, Inc.	41,114	1,180,383
Roche Holding AG PC	3,333	899,488
Sanofi	6,414	649,590
Shire PLC ADR	2,875	344,684

		$4,185,267

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	4,378	$556,400
Boston Properties, Inc.	3,561	380,671
Public Storage, Inc.	2,614	419,678

		$1,356,749

Road & Rail — 2.0%
Union Pacific Corp.	6,249	$970,720

		$970,720

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	19,241	$441,004

		$441,004

Software — 2.1%
Microsoft Corp.	17,268	$575,197
Oracle Corp.	12,665	420,098

		$995,295

Specialty Retail — 0.6%
Lowe’s Companies, Inc.	5,756	$274,043

		$274,043

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	8,289	$451,999

		$451,999

Total Common Stocks (identified cost $36,701,512)		$46,460,155

3

Value
Total Investments — 97.2% (identified cost $36,701,512)	$46,460,155

Other Assets, Less Liabilities — 2.8%	$1,335,736

Net Assets — 100.0%	$47,795,891

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,729,936

Gross unrealized appreciation	$9,892,482
Gross unrealized depreciation	(162,263)

Net unrealized appreciation	$9,730,219

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$3,015,492	$379,372		$—	$3,394,864
Consumer Staples	1,407,991	451,877		—	1,859,868
Energy	7,284,350	—		—	7,284,350
Financials	13,892,382	—		—	13,892,382
Health Care	4,892,186	1,549,078		—	6,441,264
Industrials	5,243,043	—		—	5,243,043
Information Technology	3,961,906	—		—	3,961,906
Materials	1,262,579	—		—	1,262,579
Telecommunication Services	882,361	—		—	882,361
Utilities	2,237,538	—		—	2,237,538
Total Common Stocks	$44,079,828	$2,380,327	*	$—	$46,460,155
Total Investments	$44,079,828	$2,380,327		$—	$46,460,155

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013